Tax Expense (Tables)	6 Months Ended
Dec. 31, 2025
Tax Expense [Abstract]
Schedule of Tax Expense
	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM

Income tax
- Current period provision	20,895	14,034
- Under provision in prior period	-	15,941
	20,895	29,975
Deferred tax (Note 13)
- Relating to origination and reversal of temporary differences	382,375	(950,839)
	403,270	(920,864)

Schedule of Effective Tax Rate and the Applicable Tax Rate

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM

Loss before tax	(14,274,561)	(28,457,298)

Tax at Malaysian statutory rate of 24% (2024: 24%)	(3,425,895)	(6,829,752)

Tax effects in respect of:
Non-allowable expenses	957,280	4,672,986
Deferred tax assets not recognized	8,519,493	2,471,006
Changes in unrecognized temporary differences	(5,435,938)	(1,219,378)
Utilisation of unrecognized deferred tax assets	(211,670)	(31,667)
	403,270	(936,805)

Under/(over) provision in current / prior period:
Income tax	-	15,941
Tax expense	403,270	(920,864)